Victory AMT Free Municipal Fund Investment Strategy - Victory AMT Free Municipal Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in investment-grade municipal bonds with a maturity of more than one year, the income on which is exempt from regular federal income tax. The Fund normally will not invest in securities the interest on which is a tax preference item for purposes of the federal alternative minimum tax (“AMT”).Municipal securities generally are issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works. Municipal securities may be issued to repay outstanding obligations, to raise funds for general operating expenses, or to make loans to other institutions and facilities. They also may be issued by or on behalf of public authorities to finance various privately operated facilities, which are expected to benefit the municipality and its residents, such as business, manufacturing, housing, sports, and pollution control, as well as public facilities such as airports, mass transit systems, ports, and parking.The Fund’s investments include bonds, notes, and other debt instruments issued by or on behalf of states, counties, municipalities, territories, and possessions of the United States and the District of Columbia and their authorities, political subdivisions, agencies, or instrumentalities.The Fund may invest up to 10% of its net assets in debt securities rated below-investment-grade (known as “junk bonds”) or, if unrated, of equivalent quality as determined by the Adviser. The Fund’s investments in debt securities rated below investment grade may include debt securities rated “D” or better, or comparable unrated securities.The Fund may invest in municipal securities of any maturity, although under normal circumstances it is anticipated that the Fund generally will invest in longer-term investments. Municipal securities with longer maturities generally are more volatile than other fixed income securities with shorter maturities. The maturity of a fixed income security is a measure of the time remaining until final payment on the security is due.The Fund normally will limit its investment in municipal securities whose issuers are located in the same state to less than 25% of the Fund’s total assets.The Fund may invest 25% or more of its assets in securities the payments on which are derived from gas, electric, telephone, sewer, water, healthcare, education, tobacco, and transportation segments of the municipal bond market.The Fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, inverse floating rate, floating rate, zero coupon, contingent, deferred, and payment in kind and auction rate features.The Fund may, but is not required to, use derivatives. The Fund may use derivatives, such as synthetic municipal securities and inverse floating rate obligations, for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may invest up to 10% of its net assets in inverse floating rate obligations. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.The Fund also may invest in subordinated securities, asset-backed securities of any rating, including collateralized debt obligations, and may hold cash or other short-term investments. The Fund’s investments may include mortgage-backed instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument) or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).The Fund may invest up to 20% of its net assets in taxable investments, including securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds), commercial paper, U.S. government securities, U.S. or foreign bank instruments, and repurchase agreements.The Adviser considers both broad economic factors and issuer specific factors in selecting investments to buy and sell. In assessing the appropriate maturity and rating weighting of the Fund’s portfolio, the Adviser considers a variety of factors that are expected to influence economic activity and interest rates. The Adviser selects individual securities based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and issuer diversification.